Long-term investments	12 Months Ended
Sep. 30, 2025
Long-term investments
Long-term investments

Note 9 – Long-term investments

On March 31, 2025 and April 23, 2025, CN Energy and Ewforest (the “Purchaser”) entered into a share purchase agreement (the “Purchase Agreement”) with, Ynong Group Limited (the “Seller”) and Ynong International Group Limited (“Ynong”), pursuant to which the Seller agreed to sell and the Purchaser agreed to purchase 4,500 shares of Ynong ordinary shares (the “Ynong Shares”), of which represents forty-five percent (45%) of the issued and outstanding Ynong ordinary shares to the Purchaser. Ynong directly owns 90% of the issued and outstanding equity of an Indonesian entity, PT Grand Indonesia Forestmates (“PGIF”), and PGIF and two Indonesian citizens, collectively, directly owns 90% and 10%, respectively, of another Indonesian entity, PT Wana Arga Nusantara (“PWAN”), which is the operating business.

In connection with the execution of the Purchase Agreement, the Seller entered into a side letter with PGIF and PWAN, in which PGIF and PWAN agreed to be bound by and comply with the covenants and obligations set forth in the Purchase Agreement that are applicable to each of PGIF and PWAN.

Pursuant to, and upon the terms and subject to the conditions set forth in the Purchase Agreement, the consideration for the Ynong Shares will consist of the following:

(iv)	$6,365,348 in cash payable by CN Energy to the Seller will be made as a post-closing payment;

(v)

50,000,000 Class A ordinary shares, no par value per share, of CN Energy, having an aggregate value of $10,000,000 with a cost basis of $0.20 per share (the “Consideration Shares”), issuable by CN Energy to the Seller on the Closing Date; and

(vi)

assignment of certain accounts receivables of the subsidiaries of the Company (the “Assigning Subsidiaries”) with an aggregate value of $24,548,022 (the “Assigned Receivables”), to be effected on the Closing Date.

Aforementioned, prepayment for acquisition was related to the Assigned Receivables of $24,548,022.

On April 30, 2025, the Company and its wholly owned subsidiary, Ewforest, closed a transaction (the “Closing”) involving the acquisition of 4,500 shares of Ynong from the Seller in exchange for, among other things, the issuance by the Company of 50,000,000 shares of its Class A ordinary shares (“Shares”) to the Seller and its designees (the “Designees”) and the assignment to the Seller of certain accounts receivable of the subsidiaries of the Company (the “Subsidiaries”) with an aggregate value of $24,548,022, pursuant to the Share Purchase Agreement dated as of March 31, 2025 (the “Original Purchase Agreement”), as amended by the Amendment to Share Purchase Agreement dated as of April 23, 2025 (the “Amendment” and, together with the Share Purchase Agreement, the “Purchase Agreement”), entered into between the Company, the Purchaser, the Seller, and Ynong, and pursuant to the side letters (the “Side Letters”) entered into between the Seller, an Indonesian entity (“PGIF”) and the operating Indonesian entity (“PWAN”).

In connection with the Closing, the following agreements were entered into and made effective as of April 30, 2025, the date of the Closing:

•

a shareholder agreement between the Company, the Purchaser, the Seller, Ynong, an Indonesian entity (“PGIF”), the operating Indonesian entity (“PWAN”), and the other shareholders of PGIF and PWAN, which governs, among other things, the composition of the board of directors, restriction on share transfers, preemptive rights and significant corporate actions of HoldCo, PGIF and PWAN, as applicable;

•

a voting agreement entered into between a holder of Class B ordinary shares of the Company and the Designees, in which the Designees granted the Class B holder the authority to vote the applicable Shares issued to them; and

•	an assignment agreement entered into between the Subsidiaries and the Seller in which the Subsidiaries assigned certain of its account receivables with an aggregate value of $24,548,022 to the Seller.

In addition, the Company will pay to the Seller a post-Closing payment of $6,365,348 in cash on or prior to June 30, 2025. Pursuant to the Purchase Agreement and Side Letters, PWAN will appoint an individual designated by the Company to serve on the board of directors of PWAN on or prior to June 30, 2025, pursuant to a director agreement to be entered into between the individual designated by the Company and PWAN.

The total consideration for the 4,500 shares of Ynong is $40,913,370, which consists of: (i) the Shares, which had an aggregate value of $10,000,000; (ii) the account receivables, which have an aggregate value of $24,548,022; and (iii) the cash payment of $6,365,348 to be paid by the Company to the Seller as a post-Closing obligation. As of September 30, 2025, the Company issued 50,000,000 Class A ordinary shares that had an aggregate value of $10,000,000, novated account receivables of $24,548,022, and paid $5,650,000 in cash to the Seller, the remaining acquisition consideration to be paid to the Seller was $715,348.

The investment was accounted for under the equity method in accordance with ASC 323. The Company recognized its proportionate share of Ynong’s net loss in the amount of $308,681 and nil for the fiscal years ended September 30, 2025 and 2024, respectively.

As of September 30, 2025, and 2024, long-term investments consisted of the following:

	As of	As of
	September 30,	September 30,
	2025	2024
Equity investment accounted for using the equity method	$40,604,689	-
Long-term investments, net	$40,604,689	-

For the years ended September 30, 2025 and 2024, the movement of equity investment accounted for using the equity method consisted of the following:

	For the Years Ended September 30,
	2025	2024
Balance, beginning of the year	-	-
Investment in YN International Group Limited	40,913,370	-
Loss from equity method investments	(308,681)	-
Balance, end of the year	$40,604,689	-

Summarized or Separate Audited Financial Statements for Equity Method Investments

In accordance with Rules 3-09 and 4-08(g) of Regulation S-X, the Company must determine whether any equity-method investments are considered significant. Regulation S-X provides for the investment test, asset test and income test in determining significance. Rule 3-09 of Regulation S-X requires separate audited financial statements for any significant 50%-or-less-owned equity-method investee in an annual report if either the investment test or the income test exceeds 20%. Rule 4-08(g) of Regulation S-X requires summarized financial information in an annual report if any of the applicable significance tests is met at the 10% threshold, either by an individual equity-method investee or in the aggregate by equity-method investees. For interim reporting, Rule 10-01(b)(1) requires summarized statements of comprehensive income information for each equity-method investee, or group of investees, for which separate individual or group financial statements would otherwise be required for annual periods. Such summarized information need not be provided for an equity-method investee that would not be required, pursuant to Rule 13a-13 or Rule 15d-13, to file quarterly financial information with the SEC if it were a registrant.

In addition to the SEC rules, ASC 323-10-50-3(c) requires disclosure of summarized financial information for equity-method investees that are material, individually or in the aggregate.

The Company’s equity method investment accounted in Ynong was significant as of and for the fiscal year ended September 30, 2025. The aggregated summarized financial information of the investee is as follows:

Amount (USD)
Total assets	$111,063,325
Total liabilities	$289,648
Total equity	$110,773,677
Total revenue	-
Total expenses	$1,181,006
Total net loss	$1,181,006

Total revenue is disclosed as $0 for the period from the April 30, 2025 acquisition closing date through September 30, 2025 for the following reasons:

•	The underlying operating entity PWAN, which holds the Indonesian forestry operating license, was in the pre-commercial operational startup phase immediately following the acquisition closing, and had not yet commenced its core commercial harvesting and sales activities as of the fiscal period end.
•	No qualifying contracts with customers that meet ASC 606 revenue recognition criteria were fulfilled during the post-closing period up to September 30, 2025.
•	This presentation does not defer any earned or recognizable revenue, and accurately reflects the investee's actual operating status during the period.

The summarized financials only present total expenses of $1,181,006 and a corresponding net loss, with no offsetting revenue, because:

•	During the post-closing pre-operational period, the investee incurred normal recurring startup and readiness costs, including administrative overhead, local regulatory compliance fees, forest management maintenance expenses, and professional service fees required to prepare PWAN for full commercial operations in subsequent periods.
•	All of these costs do not qualify for capitalization as long-term operating assets under applicable US GAAP and Indonesian local accounting standards, and were required to be expensed as incurred within the period.
•	This expense recognition directly aligns with the $308,681 proportionate share of net loss that your Company recognized in its consolidated income statement under the equity method of accounting for the fiscal year ended September 30, 2025.

Equity method investment

In accordance with Rules 3-09 and 4-08(g) of Regulation S-X, the Company evaluates its equity-method investments to determine whether any are significant. In evaluating the significance of its equity-method investments, the Company applies the investment, asset and income tests described in Rule 1-02(w) of Regulation S-X, as applicable. For purposes of Rule 3-09, separate audited financial statements are required for an equity-method investee if either the investment test or the income test exceeds 20%. For purposes of Rule 4-08(g), summarized financial information is required if any of the investment, asset or income tests exceeds 10%, individually or in the aggregate.

As of September 30, 2025, the Company’s investment in Ynong was determined to be a significant equity method investment, the investment in Ynong met the 20% significance threshold under the asset test as Ynong’s total assets represented more than 20% of the Company’s consolidated total assets, and met the 20% investment test as the carrying value of the investment in Ynong represented more than 20% of the Company’s consolidated total assets. Under the Rule 3-09, separate audited financial statements were required to be included in the Company’s annual report for the fiscal year ended September 30, 2025.